Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Operating activities
Net loss	$ (2,362,239)	$ (4,346,200)	$ (6,805,535)
Items not affecting cash:
Amortization of patents	156,960	133,785	26,527
Amortization of property and equipment	3,922	3,992	5,270
Amortization and write-down of intangible assets			43,543
Bad debt expense	10,000
Write-down of capitalized development costs	0	0	3,638,118
Accretion expense	2,039,344	1,358,101	514,560
Convertible debenture interest converted	47,435
Loss on conversion of convertible debentures	63,852	1,009,680
Gain on revaluation of derivative liabilities	(1,094,718)	(1,614,822)	(295,616)
Gain on extinguishment of convertible debentures	(399,191)
Stock-based compensation	140,612	442,206
Shares issued for legal settlement			62,500
Gain on settlement of accounts payable			(60,623)
Loss on disposal of property and equipment	220	983	608
Foreign exchange gain	(87,033)
Adjustments for increase (decrease) in other operating payables	(1,480,836)	(3,012,275)	(2,870,648)
Net changes in non-cash working capital:
Decrease (increase) in development costs receivable	324,016	(415,857)
Decrease (increase) in prepaid expenses and other assets	33,582	(16,986)	5,899
Increase (decrease) in trade payables and other liabilities	(341,399)	723,631	(24,276)
Cash flows used in operating activities	(1,464,637)	(2,721,487)	(2,889,025)
Investing activities
Purchase of property and equipment	(3,548)	(3,809)	(1,274)
Patents	(121,603)	(161,647)	(192,873)
Capitalized development costs			(1,125,218)
Recovery of capitalized development costs			643,901
Cash flows used in investing activities	(125,151)	(165,456)	(675,464)
Financing activities
Private placements of shares for cash	866,200	719,403	861,273
Convertible debentures advances	1,457,983	1,788,974	2,490,333
Convertible debenture repayments	(662,080)	(581,618)	(260,428)
Short-term loan advances			180,000
Short-term loan repayment			(180,000)
Convertible debenture interest accrued	125,328	666,245	585,989
Repayments from related parties		15,000	16,882
Cash flows provided by financing activities	1,787,431	2,608,004	3,694,049
Net change in cash	197,643	(278,939)	129,560
Cash - beginning of year	9,189	288,128	158,568
Cash - end of year	206,832	9,189	288,128
Supplemental cash flow information
Interest paid (classified in operating activities)	322,930	321,700	129,987
Income taxes paid	0	0	0
Shares issued on settlement of accounts payable	13,379	107,708	295,312
Shares issued on settlement of wages		21,909
Shares issued on settlement of legal claim			62,500
Convertible debentures converted into common shares	$ 1,205,130	$ 2,536,963	$ 108,827